                              INVESTMENT PORTFOLIO

                   DECEMBER 31, 1996 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 94.5%                            COUNTRY        SHARES        VALUE
-----------------------------------------------------------------------------------
  CONSTRUCTION - 3.2%
  BUILDING CONSTRUCTION - 2.6%
  Empresas ICA Sociedad Controladora S.A.
   de C.V.                                            Mx             4       $   58
  Fujita Corp.                                        Ja            37          106
  Koninklijke Volker Stevin NV                        Ne             1          121
  Maeda Corp.                                         Ja            18          133
                                                                             ------
                                                                                418
                                                                             ------

  BUILDING CONSTRUCTION - 0.6%
  Stork N.V.                                          Ne             3           95
                                                                             ------
-----------------------------------------------------------------------------------
  FINANCE, INSURANCE & REAL ESTATE - 27.0%
  DEPOSITORY INSTITUTIONS - 9.9%
  Australia & New Zealand Banking Group Ltd.          Au            17          107
  Banco De Bilbao                                     Sp             3          170
  Bayer Hypotheken-und Wechsel-Bank AG                 G             5          163
  Corporacion Bancaria de Espana SA                   Sp             8          338
  Den Danske Bank                                     De             1           64
  Guoco Group Ltd.                                    HK            54          302
  Hokkaido Takushoku Bank                             Ja            70          136
  Lloyds Bank PLC                                     UK            19          139
  Westpac Banking Corp.                               Au            35          196
                                                                             ------
                                                                              1,615
                                                                             ------

  FINANCIAL SERVICES - 1.0%
  Sparekassen Bikuben                                 De             4          168
                                                                             ------

  HOLDING COMPANIES - 1.2%
  Skandia Forsakrings AB                              Sw             7          197
                                                                             ------

  INSURANCE AGENTS & BROKERS - 1.2%
  Baloise Holdings Ltd.                               Sz            (a)         200
                                                                             ------

  INSURANCE CARRIERS - 4.2%
  Assicurazioni Generali SPA                          It             4           68
  International Nederlanden Groep                     Ne             9          315
  Schweizerische Lebensversicherungs und
   Rentenanstalt PC                                   Sz            (a)         127
  Union des Assurances Federales                      Fr             1          172
                                                                             ------
                                                                                682
                                                                             ------


                     Investment Portfolio/December 31, 1996
-----------------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                     COUNTRY       SHARES      VALUE
-----------------------------------------------------------------------------------------
  FINANCE, INSURANCE & REAL ESTATE - CONT.
  INVESTMENT COMPANIES - 5.1%
  Brazil Fund, Inc.                                           (b)            7     $  156
  Chile Fund, Inc.                                            (b)            4         90
  Korea Fund, Inc.                                            (b)           12        174
  New South Africa Fund, Inc.                                 (b)            2         22
  Thai Fund                                                   (b)           10        167
  The Malaysia Fund, Inc.                                     (b)           12        215
                                                                                   ------
                                                                                      824
                                                                                   ------
  NONDEPOSITORY CREDIT INSTITUTIONS - 2.3%
  Nippon Shinpan Co.                                          Ja            22        123
  Orient Corp.                                                Ja            47        252
                                                                                   ------
                                                                                      375
                                                                                   ------
  REAL ESTATE - 2.1%
  Cheung Kong (Holdings) Ltd.                                 HK            12        107
  New World Development Co. Ltd.                              HK            35        236
                                                                                   ------
                                                                                      343
                                                                                   ------
  ---------------------------------------------------------------------------------------
  MANUFACTURING - 40.3%
  CHEMICALS & ALLIED PRODUCTS - 9.9%
  Bayer AG                                                     G             2         81
  Christian Dior SA                                           Fr             1        210
  DSM NV                                                      Ne             2        158
  Galenica Holding AG                                         Sz            (a)       142
  Hoechst AG                                                   G             7        330
  Imperial Chemical Industries PLC                            UK            11        145
  Medeva PLC                                                  UK            43        189
  Millenium Chemicals, Inc.                                                  1         15
  Sanofi SA                                                   Fr             4        348
                                                                                   ------
                                                                                    1,618
                                                                                   ------
  ELECTRONIC & ELECTRICAL EQUIPMENT - 8.5%
  Hitachi Maxwell                                             Ja            23        508
  Matsushaita Electric Industrial Co.                         Ja            10        163
  Philips Electronics NV                                      Ne             4        162
  Stanley Electric Co. Ltd.                                   Ja            21        123
  TDK Corp.                                                   Ja             3        195
  Telefonaktiebolaget LM Ericsson,
   Class B                                                    Sw             7        225
                                                                                   ------
                                                                                    1,376
                                                                                   ------
  FABRICATED METAL - 3.7%
  Marine-Wendel                                               Fr             1        118
  Schmalbach Lubeca AG (c)                                     G             2        405
  Van Der Horst Ltd.                                          Si            20         84
                                                                                   ------
                                                                                      607
                                                                                   ------

                     Investment Portfolio/December 31, 1996
--------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS - 3.6%
Burns, Philip & Co. Ltd.                       Au           38            $ 67
Fraser & Neave Ltd.                            Si           14             144
Groupe Danone                                  Fr            1             153
Nestle AG                                      Sz           (a)            160
Oesterreichische Brau-Beteiligungs            Aus            1              64
                                                                          ----
                                                                           588
                                                                          ----


MACHINERY & COMPUTER EQUIPMENT - 3.3%
ASK ASA (c)                                    No            6              57
Hitachi Ltd.                                   Ja           18             166
Komatsu Ltd.                                   Ja           19             156
Mannesmann AG                                   G           (c)             86
Tandberg Data A/S (c)                          No            6              68
                                                                          ----
                                                                           533
                                                                          ----

MEASURING & ANALYZING INSTRUMENTS - 2.0%
Fuji Photo Film Co. Ltd.                       Ja           10             329
                                                                          ----

PETROLEUM REFINING - 1.5%
British Petroleum Ltd.                         UK           20             240
                                                                          ----

PRIMARY METAL - 1.9%
ALFA S.A. de C.V.                              Mx           44             204
NKF Holding N.V. (c)                           Ne            3             104
                                                                          ----
                                                                           308
                                                                          ----
PRINTING & PUBLISHING - 0.2%
Moore Corp. Ltd.                               (b)           2              39
                                                                          ----

RUBBER & PLASTIC - 0.3%
Fila Holding SPA                               (b)           1              41
                                                                          ----

STONE, CLAY, GLASS & CONCRETE - 0.9%
Holderbank Financiere Glarus AG                Sz           (a)            142
                                                                          ----

TEXTILE MILL PRODUCTS - 0.6%
Chargeurs International (c)                    Fr            1              35
Japan Wool Textile Co.                         Ja            7              58
                                                                          ----
                                                                            93
                                                                          ----

TOBACCO PRODUCTS - 2.4%
B.A.T. Industries PLC                          UK           33             274
Hanson PLC                                     UK           58              81
Imperial Tobacco Group PLC                     UK            6              37
                                                                          ----
                                                                           392
                                                                          ----


                     Investment Portfolio/December 31, 1996
-------------------------------------------------------------------------------
COMMON STOCKS - CONT.                      COUNTRY       SHARES           VALUE
-------------------------------------------------------------------------------
 MANUFACTURING - CONT.
 TRANSPORTATION EQUIPMENT - 1.5%
 Toyota Motor Corp.                             Ja            6            $172
 Volvo AB                                       Sw            3              73
                                                                           ----
                                                                            245
                                                                           ----
 ------------------------------------------------------------------------------
 MINING & ENERGY - 2.3%
 OIL & GAS EXTRACTION
 Brascan Ltd.                                   Ca            9             210
 Pioneer International Ltd.                     Au           54             161
                                                                           ----
                                                                            371
                                                                           ----
 ------------------------------------------------------------------------------
 RETAIL TRADE - 2.8%
 FOOD STORES - 1.5%
 Tesco PLC                                      UK           40             243
                                                                           ----
 MISCELLANEOUS RETAIL - 1.3%
 Imasco Ltd.                                    Ca            9             216
                                                                           ----
 ------------------------------------------------------------------------------
 SERVICES - 1.1%
 HEALTH SERVICES
 Astria AB, Class B                             Sw            4             173
                                                                           ----
 ------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 13.8%
 AIR TRANSPORTATION - 0.8%
 Lufthansa AG                                    G           10             136
                                                                           ----
 COMMUNICATIONS - 5.7%
 British Telecommunications PLC                 UK           32             216
 PATHE SA (c)                                   Fr            1             169
 SEAT SPA                                       It           23               9
 Stet Societa' Finanziaria Telefonica S.P.A.    It           23             104
 Tele Denmark A/S ADR                           (b)           3              84
 Telecom Italia SPA                             It          106             275
 Telefonica de Argentina S.A.                   (b)           3              77
                                                                           ----
                                                                            934
                                                                           ----

 ELECTRIC SERVICES - 3.0%
 China Light & Power Co. Ltd.                   HK           19              84
 Hong Kong Electric Holdings Ltd.               HK           25              83
 Union Electrica Fenosa SA                      Sp           31             329
                                                                           ----
                                                                            496
                                                                           ----

 GAS SERVICES - 0.6%
 Hong Kong and China Gas Co. Ltd.               HK           50              97
                                                                           ----


                     Investment Portfolio/December 31, 1996
 -------------------------------------------------------------------------------
 MOTOR FREIGHT & WAREHOUSING - 1.4%
 Seino Transportation                           Ja           20         $   221
                                                                        -------

 SANITARY SERVICES - 2.3%
 Anglian Water PLC                              UK           19             192
 United Utilities PLC                           UK           17             181
                                                                        -------
                                                                            373
                                                                        -------
-------------------------------------------------------------------------------
 WHOLESALE TRADE - 4.0%
 DURABLE GOODS - 2.4%
 CSR Ltd.                                       Au           25              86
 First Pacific Co. Ltd.                         HK          118             153
 Ryosan Co.                                     Ja            7             156
                                                                        -------
                                                                            395
                                                                        -------

 NONDURABLE GOODS - 1.6%
 NV Koninklijke KNP BT                          Ne            6             131
 Nagase & Co.                                   Ja           16             133
                                                                        -------
                                                                            264
                                                                        -------

 TOTAL COMMON STOCKS (cost of $14,518)                                   15,387
                                                                        -------
 WARRANTS (c) - 0.0%
-------------------------------------------------------------------------------
 GAS SERVICES
 Hong Kong & China Gas Co. Ltd.
   (cost rounds to less than one)               HK            4               2
                                                                        -------

TOTAL INVESTMENTS - 94.5% (cost of $14,518)(d)                           15,389
                                                                        -------
SHORT-TERM OBLIGATIONS - 3.8%                               PAR
-------------------------------------------------------------------------------
 Repurchase agreement with Lehman Brothers, Inc.,
 dated 12/31/96 due 01/02/97 at 6.900% collateralized
 by U.S. Treasury notes with various maturities to
 2022, market value $620 (repurchase proceeds $612)        $612             612
                                                                        -------
OTHER ASSETS & LIABILITIES, NET - 1.7%                                      283
-------------------------------------------------------------------------------

NET ASSETS - 100%                                                       $16,284
                                                                        -------



                     Investment Portfolio/December 31, 1996
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
================================================================================
(a)  Rounds to less than one.
(b) This security is subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements: Note 4 - Other.)
(c)  Non-income producing.
(d)  Cost for federal income tax purposes is the same.

Summary of Securities
      by Country                 Country                   Value   % of Total
-----------------------------------------------------------------------------
Japan                               Ja                  $  3,130       20.3
United Kingdom                      UK                     1,937       12.6
France                              Fr                     1,205        7.8
Germany                              G                     1,201        7.8
Netherlands                         Ne                     1,086        7.1
Multi-national                      (b)                    1,065        6.9
Hong Kong                           HK                     1,064        6.9
Spain                               Sp                       837        5.4
Switzerland                         Sz                       771        5.0
Sweden                              Sw                       668        4.4
Australia                           Au                       617        4.0
Italy                               It                       456        3.0
Canada                              Ca                       426        2.8
Mexico                              Mx                       262        1.7
Denmark                             De                       232        1.5
Singapore                           Si                       228        1.5
Norway                              No                       125        0.8
Austria                            Aus                        64        0.4
United States                                                 15        0.1
                                                         -------      -----
                                                         $15,389      100.0
                                                         =======      =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


    Acronym                                    Name
    -------                                    ----
      ADR                          American Depository Receipt


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1996 (UNAUDITED)
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $14,518)                                   $15,389
Short-term obligations                                                    612
                                                                      -------
                                                                       16,001
Cash held in foreign banks (cost $109)                    $113
Receivable for:
  Investments sold                                         236
  Dividends                                                 94
  Foreign tax reclaims                                      19
  Expense reimbursement due from Adviser                     9
Deferred organization expenses                              45
Other                                                       18            534
                                                          ----         ------
  Total Assets                                                         16,535

LIABILITIES
Investments purchased                                      251
                                                          ----
  Total Liabilities                                                       251
                                                                      -------
NET ASSETS                                                            $16,281
                                                                      =======


Net asset value & redemption price per share -
Class A ($15,744/1,469)                                               $ 10.72
                                                                      =======
Maximum offering price per share - Class A
($10.72/0.9425)                                                       $ 11.37(a)
                                                                      =======
Net asset value & offering price per share -
Class B ($270/25)                                                     $ 10.71(b)
                                                                      =======
Net asset value & redemption price per share -
Class D ($270/25)                                                     $ 10.71(b)
                                                                      =======
Maximum offering price per share - Class D
($10.71/0.9900)                                                       $ 10.82
                                                                      =======

COMPOSITION OF NET ASSETS
Capital paid in                                                       $15,188
Undistributed net investment income                                        43
Accumulated net realized gain                                             178
Net unrealized appreciation on:
 Investments                                                              871
 Foreign currency transactions                                              4
                                                                      -------
                                                                      $16,284
                                                                      =======


(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1996
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                                $192
Interest                                                                   25
                                                                         ----
  Total investment income (net of nonrebatable
  foreign taxes withheld at source which
  amounted to $20)                                                        217

EXPENSES
Management fee                                            $ 73
Service fee                                                 19
Distribution fee - Class B                                   1
Distribution fee - Class D                                   1
Transfer agent                                              20
Bookkeeping fee                                             14
Trustees                                                     4
Custodian fee                                               (a)
Audit                                                        7
Legal fee                                                    2
Amortization of deferred
 organization expenses                                       5
Other                                                        4
                                                          ----
                                                           150
Fees waived by the Adviser                                 (13)           137
                                                          ----           ----
   Net Investment Income                                                   80
                                                                         ----
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                264
Foreign currency transactions                               (1)
                                                          ----
  Net Realized Gain                                                       263
Net unrealized appreciation during
  the period on:                                                          498
                                                                         ----
     Net Gain                                                             761
                                                                         ----

Net Increase in Net Assets from Operations                               $841
                                                                         ====



(a) Rounds to less than one.




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                    Six months
                                                      ended      Period ended
(in thousands)                                     December 31    June 30 (a)
                                                   ===========   ============
INCREASE (DECREASE) IN NET ASSETS                      1996          1996
Operations:
Net investment income                                  $    80        $    82
Net realized gain (loss)                                   263            (29)
Net unrealized appreciation                                498            500
                                                       -------        -------
  Net Increase from Operations                             841            553
Distributions:
From net investment income - Class A                       (80)             -
From net realized gains - Class A                         (121)             -
From net realized gains - Class B                           (2)             -
From net realized gains - Class D                           (2)             -
                                                       -------         -------
                                                           636              -
Fund Share Transactions:
Value of distributions reinvested - Class A                201              -
Value of distributions reinvested - Class B                  2              -
Value of distributions reinvested - Class D                  2              -
                                                       -------         -------
Net Increase from Fund
  Share Transactions                                       205              -
                                                       -------         -------
     Total Increase                                        841            553

NET ASSETS
Beginning of period                                     15,443         14,890
                                                       -------        -------
End of period (including undistributed
 net investment income of $43 and 39,
 respectively)                                         $16,284        $15,443
                                                       =======        =======

NUMBER OF FUND SHARES
Issued for distributions reinvested - Class A               19              -
                                                       -------        -------
Issued for distributions reinvested - Class B                -              -
                                                       -------        -------
Issued for distributions reinvested - Class D                -              -
                                                       -------        -------


(a) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1996 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial International Equity Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase, and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the the distribution fee applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis, premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryfowards) under income tax regulations.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other

                Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------

services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.


BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.


TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the period ended December 31, 1996, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class D share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold suchPshares. April 1, 1989


EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets.


OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.


NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the period ended December 31, 1996, purchases and sales of investments, other than short-term obligations, were $3,751,059 and $3,624,697, respectively.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) at December 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                  $1,816,269
Gross unrealized depreciation                                    (945,715)
                                                               ----------
        Net unrealized appreciation                            $  870,554
                                                               ----------

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the period ended December 31, 1996.


NOTE 6.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At December 31, 1996, Colonial Management Associates, Inc., owned 100% of the Fund's shares outstanding.


NOTE 7.  OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------

For the period March 25, 1996 through March 31, 1996, the Fund had net investment income of $12,879 and unrealized depreciation of $122,953. The following is a summary of capital activity from March 25, 1996 through March 31, 1996.

                                                            Shares
Receipts for shares sold - Class A      $14,500,000      1,450,000
Receipts for shares sold - Class B      $   250,000         25,000
Receipts for shares sold - Class D      $   250,000         25,000

                              FINANCIAL HIGHLIGHTS

 Selected data for a share of each class outstanding throughout the period are as follows:
                                                    (Unaudited)
                                                 Six months ended
                                                    December 31
                                    --------------------------------------------
                                                       1996
                                    Class A           Class B            Class D
                                    -------           -------            -------
 Net asset value -
    Beginning of period             $10.300           $10.280            $10.280
                                    =======           =======            =======
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)(b)         0.054             0.016              0.016
 Net realized and
   unrealized gain (b)                0.505             0.498              0.498
                                    -------           -------            -------
    Total from Investment
       Operations                     0.559             0.514              0.514
                                    -------           -------            -------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
 From net investment income          (0.055)                -                  -
 From net realized gains             (0.084)           (0.084)            (0.084)
                                    -------           -------            -------
 Total Distributions
   Declared to Shareholders          (0.139)           (0.084)            (0.084)
                                    -------           -------            -------
 Net asset value -
    End of period                   $10.720           $10.710            $10.710
                                    =======           =======            =======
 Total return (c)(d)                   5.46%(e)          5.02%(e)           5.02%(e)
                                    =======           =======            =======
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              1.75%(f)(g)       2.50%(f)(g)        2.50%(f)(g)
 Fees and expenses waived
   or borne by the Adviser             0.17%(f)(g)       0.17%(f)(g)        0.17%(f)(g)
 Net investment income                 1.06%(f)(g)       0.31%(f)(g)        0.31%(f)(g)
 Portfolio turnover                      25%(e)            25%(e)             25%(e)
 Average commission rate            $0.0239           $0.0239            $0.0239
 Net assets at end
   of period (000)                  $15,744           $   270            $   270



 (a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                    $ 0.009           $ 0.009            $ 0.009
 (b) Per share data was calculated using average shares outstanding during the period.
 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
 (d) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
 (e)  Not annualized.
 (f)  Annualized.
 (g) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                              FINANCIAL HIGHLIGHTS

 Selected data for a share of each class outstanding throughout the period are as follows:
                                                 Period ended
                                                   June 30
                                   ------------------------------------------
                                                   1996 (c)
                                   Class A         Class B            Class D
                                   -------         -------            -------
 Net asset value -
    Beginning of period            $ 9.930         $ 9.930            $ 9.930
                                   =======         =======            =======
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)(b)        0.055           0.035              0.035
 Net realized and
    unrealized gain (b)              0.315           0.315              0.315
                                   -------         -------            -------
    Total from Investment
       Operations                    0.370           0.350              0.350
                                   -------         -------            -------
 Net asset value -
    End of period                  $10.300         $10.280            $10.280
                                   =======         =======            =======
 Total return (d)(e)                  3.73%(f)        3.52%(f)           3.52%(f)
                                   =======         =======            =======
 RATIOS TO AVERAGE NET ASSETS
 Expenses                             1.75%(g)(h)     2.50%(g)(h)        2.50%(g)(h)
 Fees and expenses waived
   or borne by the Adviser            0.22%(g)(h)     0.22%(g)(h)        0.22%(g)(h)
 Net investment income                2.17%(g)(h)     1.42%(g)(h)        1.42%(g)(h)
 Portfolio turnover                      4%(f)           4%(f)              4%(f)
 Average commission rate           $0.0126         $0.0126            $0.0126
 Net assets at end
   of period (000)                 $14,929         $   257            $   257



 (a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                   $ 0.006         $ 0.006            $ 0.006
 (b) Per share data was calculated using average shares outstanding during the period.
 (c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
 (e) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
 (f)  Not annualized.
 (g)  Annualized.
 (h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
